SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	The following table outlines common share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2025	34,762,899
Issue of ordinary shares in relation to employee stock purchase plan	53,518
Issue of restricted ordinary share awards (Notes 12, 14)	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	152,286
Issue of ordinary shares in exchange of share options exercised (Note 14)	48,221
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5)	708,178
Treasury shares acquired	(671,998)
As of December 31, 2025	35,097,190

As of January 1, 2024	37,222,549
Issue of ordinary shares (Note 12)	31,627
Issue of restricted ordinary share awards (Notes 12, 14)	56,995
Issue of ordinary shares in exchange of warrants' exercise (Note 12)	33,782
Issue of ordinary shares in exchange of share options exercised (Note 14)	384,493
Treasury shares acquired	(2,966,547)
As of December 31, 2024	34,762,899

As of January 1, 2023	36,431,633
Issue of restricted ordinary share awards (Notes 12, 14)	33,194
Issue of ordinary shares in exchange of share options exercised (Note 14)	35,203
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	1,005,929
Treasury shares acquired	(283,410)
As of December 31, 2023	37,222,549